Related Party Transactions (Tables)	12 Months Ended
Oct. 31, 2023
Related Party Transactions [Abstract]
Schedule of Proportional Cost Allocation Based on Management’s Estimation	If specific identification of expenses is not practicable, a proportional cost allocation based on management’s estimation is applied.
	For the Year Ended October 31, 2023	For the Year Ended October 31, 2022
Directors’ fees	$—	$8,998
Personnel	285,015	330,470
Office and administrative	30,070	47,502
Office rent reimbursement	(48,185)	(31,216)
	$266,900	$355,754

Schedule of Company Paid or Accrued the Following Amounts	During the years ended October 31, 2023 and 2022, the Company paid or accrued the following amounts to officers, directors or companies controlled by officers and/or directors:
	For the Year Ended October 31, 2023	For the Year Ended October 31, 2022
Share-based payment	$136,696	$373,180
Directors’ fees	125,715	119,011
Personnel	895,579	813,850
	$1,157,990	$1,306,041